Employee Benefits - Summary of Financial Information related to Principal Plans (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Increase (decrease) in other comprehensive income related to employee benefits	$ 641	$ 291	$ (358)
Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	95		91
Interest on net defined benefit (asset) liability	9		6
Other	3		4
Defined benefit expense	107		101
Defined contribution expense	23		19
Increase (decrease) in other comprehensive income related to employee benefits	637		(316)
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	6		13
Interest on net defined benefit (asset) liability	11		12
Other			2
Defined benefit expense	17		27
Increase (decrease) in other comprehensive income related to employee benefits	$ 4		$ (42)